STOCKHOLDERS’ EQUITY - Stock Options Fair Value Assumptions (Details) - Employee stock option - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	26.00%	19.00%	18.00%
Expected life (in years)	5 years 6 months	5 years 6 months	5 years 6 months
Risk-free interest rate	0.60%	2.50%	2.60%
Dividend yield	1.20%	1.00%	1.00%
Fair value per stock option (in USD per share)	$ 16	$ 15	$ 13